UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

July 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 14.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.879%, with maturity at 2035(1)	$1,283,890	$1,364,357
4.359%, with maturity at 2030(1)	496,170	539,468
6.50%, with maturity at 2030	3,253,275	3,718,903
7.00%, with various maturities to 2035	5,414,312	6,228,921
7.50%, with maturity at 2034	1,695,528	2,055,443
8.00%, with maturity at 2026	1,086,188	1,217,070

		$15,124,162

Federal National Mortgage Association:
3.737%, with maturity at 2035(1)	$1,377,023	$1,497,189
3.921%, with maturity at 2035(1)	3,043,723	3,309,333
6.00%, with various maturities to 2032	1,228,852	1,387,020
6.50%, with various maturities to 2029	4,710,911	5,349,496
7.00%, with various maturities to 2036	9,434,957	10,867,452
7.50%, with maturity at 2035(2)	8,854,146	10,539,455
8.50%, with maturity at 2032	543,902	660,549
9.50%, with maturity at 2020	1,639,539	1,934,980

		$35,545,474

Government National Mortgage Association:
7.00%, with various maturities to 2035(2)	$17,554,930	$20,534,081
7.50%, with various maturities to 2022	1,925,823	2,232,769

		$22,766,850

Total Mortgage Pass-Throughs (identified cost $67,934,212)		$73,436,486

Collateralized Mortgage Obligations — 33.6%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$341,137	$401,370
Series 2631, (Interest Only), Class DS, 6.948%, 6/15/33(3)(4)	8,043,299	1,391,529
Series 2953, (Interest Only), Class LS, 6.548%, 12/15/34(3)(4)	7,644,893	914,813
Series 2956, (Interest Only), Class SL, 6.848%, 6/15/32(3)(4)	3,682,568	627,062
Series 3114, (Interest Only), Class TS, 6.498%, 9/15/30(3)(4)	12,119,795	1,992,898
Series 3153, (Interest Only), Class JI, 6.468%, 5/15/36(3)(4)	7,658,527	1,204,554
Series 3423, (Interest Only), Class SN, 5.978%, 3/15/38(3)(4)	13,553,715	1,863,663
Series 3745, (Interest Only), Class SA, 6.598%, 3/15/25(3)(4)	8,776,900	1,166,035
Series 3780, (Interest Only), Class PS, 6.298%, 8/15/35(3)(4)	17,160,236	1,489,795
Series 3845, (Interest Only), Class ES, 6.498%, 1/15/29(3)(4)	9,003,106	1,067,261
Series 3919, (Interest Only), Class SL, 6.498%, 10/15/40(3)(4)	7,856,238	814,834
Series 3969, (Interest Only), Class SB, 6.498%, 2/15/30(3)(4)	6,860,347	976,362
Series 3973, (Interest Only), Class SG, 6.498%, 4/15/30(3)(4)	9,815,744	1,444,033
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(4)	7,480,935	1,523,755
Series 4070, (Interest Only), Class S, 5.948%, 6/15/32(3)(4)	18,815,433	3,473,602
Series 4095, (Interest Only), Class HS, 5.948%, 7/15/32(3)(4)	16,008,402	2,871,222
Series 4109, (Interest Only), Class ES, 5.998%, 12/15/41(3)(4)	15,000,000	1,054,964
Series 4109, (Interest Only), Class KS, 5.948%, 5/15/32(3)(4)	17,702,106	2,043,041
Series 4149, (Interest Only), Class S, 6.098%, 1/15/33(3)(4)	10,093,892	2,009,317
Series 4163, (Interest Only), Class GS, 6.048%, 11/15/32(3)(4)	7,186,898	1,513,830
Series 4169, (Interest Only), Class AS, 6.098%, 2/15/33(3)(4)	12,545,219	2,365,949

Security	Principal Amount	Value
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(4)	$13,243,190	$1,665,573
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(4)	22,353,114	2,876,480
Series 4203, (Interest Only), Class QS, 6.098%, 5/15/43(3)(4)	9,305,921	1,827,354
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(4)	15,002,786	1,066,781
Series 4273, Class SP, 11.596%, 11/15/43(3)	3,752,603	4,083,354
Series 4316, (Interest Only), Class JS, 5.948%, 1/15/44(3)(4)	23,558,830	4,434,504
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(4)	14,680,192	3,244,350
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(4)	33,367,609	7,408,437

		$58,816,722

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$555,078	$616,455
Series 2004-46, (Interest Only), Class SI, 5.845%, 5/25/34(3)(4)	11,936,158	1,749,525
Series 2005-17, (Interest Only), Class SA, 6.545%, 3/25/35(3)(4)	5,164,389	994,909
Series 2005-71, (Interest Only), Class SA, 6.595%, 8/25/25(3)(4)	7,068,695	970,684
Series 2005-105, (Interest Only), Class S, 6.545%, 12/25/35(3)(4)	5,429,221	888,941
Series 2006-44, (Interest Only), Class IS, 6.445%, 6/25/36(3)(4)	4,801,839	805,989
Series 2006-65, (Interest Only), Class PS, 7.065%, 7/25/36(3)(4)	4,767,421	833,146
Series 2006-96, (Interest Only), Class SN, 7.045%, 10/25/36(3)(4)	6,783,592	1,155,933
Series 2006-104, (Interest Only), Class SD, 6.485%, 11/25/36(3)(4)	4,534,492	752,621
Series 2006-104, (Interest Only), Class SE, 6.475%, 11/25/36(3)(4)	3,022,995	501,238
Series 2007-50, (Interest Only), Class LS, 6.295%, 6/25/37(3)(4)	7,412,544	1,086,940
Series 2008-26, (Interest Only), Class SA, 6.045%, 4/25/38(3)(4)	9,407,540	1,489,115
Series 2008-61, (Interest Only), Class S, 5.945%, 7/25/38(3)(4)	13,469,654	2,164,822
Series 2009-62, Class WA, 5.56%, 8/25/39(5)	4,306,939	4,801,585
Series 2010-67, (Interest Only), Class SC, 5.645%, 6/25/40(3)(4)	8,068,604	1,117,511
Series 2010-99, (Interest Only), Class NS, 6.445%, 3/25/39(3)(4)	16,851,294	2,075,366
Series 2010-124, (Interest Only), Class SJ, 5.895%, 11/25/38(3)(4)	8,940,640	1,266,363
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(4)	39,146,429	2,367,905
Series 2011-45, (Interest Only), Class SA, 6.495%, 1/25/29(3)(4)	20,907,563	2,379,240
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	13,912,031	1,763,194
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(4)	10,387,271	1,315,589
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(4)	17,782,111	2,175,575
Series 2012-24, (Interest Only), Class S, 5.345%, 5/25/30(3)(4)	9,125,422	1,103,775
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(4)	23,020,518	3,068,566
Series 2012-56, (Interest Only), Class SU, 6.595%, 8/25/26(3)(4)	18,601,101	2,111,904
Series 2012-124, (Interest Only), Class IO, 1.507%, 11/25/42(3)(4)	41,128,969	2,323,194
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(4)	9,445,855	2,227,370
Series 2012-150, (Interest Only), Class PS, 5.995%, 1/25/43(3)(4)	18,063,777	3,477,151
Series 2012-150, (Interest Only), Class SK, 5.995%, 1/25/43(3)(4)	17,184,731	3,330,026
Series 2013-6, Class TA, 1.50%, 1/25/43	8,689,254	8,141,792
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(4)	26,835,258	5,059,348
Series 2013-12, (Interest Only), Class SP, 5.495%, 11/25/41(3)(4)	9,461,645	1,532,717
Series 2013-15, (Interest Only), Class DS, 6.045%, 3/25/33(3)(4)	9,876,761	2,005,473
Series 2013-23, (Interest Only), Class CS, 6.095%, 3/25/33(3)(4)	11,669,930	2,345,498
Series 2013-54, (Interest Only), Class HS, 6.145%, 10/25/41(3)(4)	23,823,791	4,126,025
Series 2013-64, (Interest Only), Class PS, 6.095%, 4/25/43(3)(4)	14,322,703	2,807,854
Series 2013-75, (Interest Only), Class SC, 6.095%, 7/25/42(3)(4)	37,419,157	6,713,195
Series 2013-123, Class VS, 11.587%, 9/25/41(3)	2,696,252	2,789,431
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(4)	16,377,730	3,588,895
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(4)	11,639,240	2,570,410
Series 2014-43, (Interest Only), Class PS, 5.945%, 3/25/42(3)(4)	23,386,737	4,336,261
Series G94-7, Class PJ, 7.50%, 5/17/24	841,144	969,713

		$97,901,244

Government National Mortgage Association:
Series 2009-87, (Interest Only), Class SI, 6.594%, 2/20/35(3)(4)	$7,777,933	$1,392,632
Series 2010-4, (Interest Only), Class SK, 6.044%, 5/20/35(3)(4)	4,869,678	849,557
Series 2013-24, Class KS, 5.573%, 2/20/43(3)	2,791,263	2,753,916

Security	Principal Amount		Value
Series 2013-168, Class US, 11.584%, 11/20/43(3)		$1,831,821	$1,923,494
Series 2014-7, Class CS, 11.584%, 1/20/44(3)		723,801	754,492
Series 2014-68, (Interest Only), Class KI, 1.449%, 10/20/42(4)		49,542,315	1,593,209

			$9,267,300

Total Collateralized Mortgage Obligations (identified cost $166,710,737)			$165,985,266

Asset-Backed Securities — 1.4%

Security	Principal Amount		Value
BRCHW, Series 2014-1A, Class D1, 3.684%, 7/15/26(6)(7)		$7,000,000	$6,657,168

Total Asset-Backed Securities (identified cost $6,657,168)			$6,657,168

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount		Value
HILT, Series 2013, Class EFX, 5.222%, 11/5/30(5)(7)		$20,300,000	$20,875,373

Total Commercial Mortgage-Backed Securities (identified cost $20,395,288)			$20,875,373

Foreign Government Bonds — 11.3%

Security	Principal Amount (000’s omitted)		Value
India — 4.1%
India Government Bond, 7.16%, 5/20/23	INR	778,160	$11,547,844
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,934,427

Total India			$20,482,271

Serbia — 3.2%
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	315,840	$3,655,277
Serbia Treasury Bond, 10.00%, 3/1/15	RSD	250,000	2,899,110
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	680,871
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,787,791
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	4,881,874

Total Serbia			$15,904,923

Sri Lanka — 1.0%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	290,870	$2,076,320
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	341,440	2,710,461
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	5,620	48,320

Total Sri Lanka			$4,835,101

Venezuela — 3.0%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(8)	USD	14,500	$13,666,250
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(8)	USD	961	814,108
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	192	191,520

Total Venezuela			$14,671,878

Total Foreign Government Bonds (identified cost $53,572,560)			$55,894,173

Closed-End Funds — 7.9%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	210,055	$3,946,934
BlackRock Corporate High Yield Fund VI, Inc.	773,782	9,223,481
Calamos Convertible and High Income Fund	579,876	8,124,063
First Trust High Income Long/Short Fund	409,092	7,126,383
Pimco Dynamic Income Fund	167,915	5,299,397
Western Asset High Income Opportunity Fund, Inc.	876,897	5,138,616

Total Closed-End Funds (identified cost $37,927,111)		$38,858,874

Currency Put Options Purchased — 0.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank NA	AUD	33,912	USD	0.85	4/29/15	$273,695
Australian Dollar	JPMorgan Chase Bank	AUD	26,105	USD	0.85	4/29/15	210,687
Euro	Citibank NA	EUR	18,417	USD	1.38	4/29/15	1,043,616
Euro	Citibank NA	EUR	24,877	USD	1.35	7/30/15	989,469
Japanese Yen	Citibank NA	JPY	931,455	JPY	105.00	6/22/15	171,583
Japanese Yen	Deutsche Bank	JPY	1,863,015	JPY	105.00	6/22/15	343,185
Japanese Yen	Goldman Sachs International	JPY	914,340	JPY	105.00	6/22/15	168,430

Total Currency Put Options Purchased (identified cost $3,282,707)							$3,200,665

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$706,178

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$706,178

Short-Term Investments — 23.8%
Foreign Government Securities — 11.2%

Security	Principal Amount (000’s omitted)		Value
Serbia — 0.3%
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	150,250	$1,646,691

Total Serbia			$1,646,691

Sri Lanka — 10.6%
Sri Lanka Treasury Bill, 0.00%, 11/14/14	LKR	1,362,200	$10,275,965
Sri Lanka Treasury Bill, 0.00%, 11/28/14	LKR	835,610	6,286,979
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	10,530	79,022
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	38,730	289,918
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	73,030	545,357

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	160,090	$1,185,132
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	1,761,280	13,020,952
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	751,170	5,518,625
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	470,140	3,450,293
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	214,870	1,574,661
Sri Lanka Treasury Bill, 0.00%, 6/5/15	LKR	524,310	3,813,740
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	839,430	6,069,558

Total Sri Lanka			$52,110,202

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,490	$1,167,193

Total Zambia			$1,167,193

Total Foreign Government Securities (identified cost $54,533,466)			$54,924,086

U.S. Treasury Obligations — 1.1%

Security	Principal Amount		Value
U.S. Treasury Bill, 0.00%, 10/9/14(2)		$5,500,000	$5,499,945

Total U.S. Treasury Obligations (identified cost $5,499,716)			$5,499,945

Other — 11.5%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)		$56,807	$56,806,610

Total Other (identified cost $56,806,610)			$56,806,610

Total Short-Term Investments (identified cost $116,839,792)			$117,230,641

Total Investments — 97.8% (identified cost $475,855,325)			$482,844,824

Currency Put Options Written — (0.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Citibank NA	EUR	18,417	USD	1.38	4/29/15	$(1,043,616)

Total Currency Put Options Written (premiums received $986,424)							$(1,043,616)

Interest Rate Swaptions Written — (0.1)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank NA	2/28/17	$52,500,000	$(706,178)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(706,178)

Other Assets, Less Liabilities — 2.5%				$12,366,697

Net Assets — 100.0%				$493,461,727

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

EUR	-	Euro

INR	-	Indian Rupee

JPY	-	Japanese Yen

LKR	-	Sri Lankan Rupee

RSD	-	Serbian Dinar

USD	-	United States Dollar

ZMW	-	Zambian Kwacha

BRCHW	-	Birchwood Park CLO, Ltd.

HILT	-	Hilton USA Trust

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $27,532,541 or 5.6% of the Portfolio’s net assets.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $14,480,358 or 2.9% of the Portfolio’s net assets.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $44,330.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2014 were $1,838,953 or 0.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/14	Swiss Franc 62,780,115	United States Dollar 71,341,040	Bank of America	$2,257,007	$—	$2,257,007
8/5/14	United States Dollar 69,042,247	Swiss Franc 62,780,115	Bank of America	41,786	—	41,786
8/7/14	Japanese Yen 1,032,812,000	United States Dollar 10,106,188	Goldman Sachs International	65,555	—	65,555
8/12/14	United States Dollar 6,688,088	Indian Rupee 407,748,000	Deutsche Bank	30,922	—	30,922
8/12/14	United States Dollar 7,688,105	Indian Rupee 468,600,000	Goldman Sachs International	33,645	—	33,645
8/12/14	United States Dollar 3,628,515	Mexican Peso 47,363,000	Standard Chartered Bank	—	(47,969)	(47,969)
8/13/14	United States Dollar 1,037,513	Euro 753,645	UBS AG	—	(28,316)	(28,316)
8/18/14	Japanese Yen 1,250,022,000	United States Dollar 12,282,633	Goldman Sachs International	129,599	—	129,599
8/18/14	United States Dollar 52,519,973	Euro 38,313,374	Goldman Sachs International	—	(1,214,193)	(1,214,193)
8/22/14	Thai Baht 418,950,000	United States Dollar 12,757,308	Standard Chartered Bank	—	(279,008)	(279,008)
8/27/14	Argentine Peso 4,169,000	United States Dollar 476,457	Bank of America	—	(16,026)	(16,026)
8/27/14	Argentine Peso 3,531,000	United States Dollar 397,188	Bank of America	—	(19,928)	(19,928)
8/27/14	United States Dollar 814,815	Argentine Peso 7,700,000	Bank of America	94,784	—	94,784
9/8/14	Argentine Peso 50,524,000	United States Dollar 5,620,022	Bank of America	—	(259,391)	(259,391)
9/8/14	United States Dollar 5,329,536	Argentine Peso 50,524,000	Bank of America	549,877	—	549,877
9/16/14	United States Dollar 1,108,958	Zambian Kwacha 7,267,000	Barclays Bank PLC	46,719	—	46,719
9/17/14	Japanese Yen 1,890,703,000	United States Dollar 18,539,485	Goldman Sachs International	154,175	—	154,175
9/17/14	United States Dollar 16,972,917	Japanese Yen 1,732,850,000	Goldman Sachs International	—	(122,579)	(122,579)
9/23/14	United States Dollar 1,086,745	Zambian Kwacha 6,928,000	Barclays Bank PLC	10,397	—	10,397
10/2/14	Euro 39,067,019	United States Dollar 53,245,808	Morgan Stanley & Co. International PLC	923,244	—	923,244
10/10/14	Australian Dollar 30,364,079	United States Dollar 28,353,066	Australia and New Zealand Banking Group Limited	264,257	—	264,257
10/10/14	Australian Dollar 12,997,921	United States Dollar 12,142,203	Deutsche Bank	118,255	—	118,255
10/21/14	United States Dollar 14,026,307	Indonesian Rupiah 164,220,000,000	Standard Chartered Bank	—	(349,855)	(349,855)
10/22/14	United States Dollar 3,658,060	Indonesian Rupiah 43,256,563,000	BNP Paribas	—	(56,048)	(56,048)
10/24/14	Canadian Dollar 20,068,154	United States Dollar 18,673,626	Deutsche Bank	304,882	—	304,882
10/24/14	Canadian Dollar 47,711,846	United States Dollar 44,387,242	Nomura International PLC	715,725	—	715,725

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/5/14	Swiss Franc 62,780,115	United States Dollar 69,088,214	Bank of America	$—	$(42,984)	$(42,984)
2/23/15	Argentine Peso 8,000,000	United States Dollar 766,651	Citibank NA	—	(22,186)	(22,186)
2/23/15	Argentine Peso 19,000,000	United States Dollar 1,832,208	Citibank NA	—	(41,279)	(41,279)
2/23/15	Argentine Peso 23,000,000	United States Dollar 2,217,081	Citibank NA	—	(50,825)	(50,825)
2/23/15	United States Dollar 4,310,345	Argentine Peso 50,000,000	Citibank NA	619,885	—	619,885
2/24/15	Argentine Peso 9,650,000	United States Dollar 924,064	Citibank NA	—	(26,786)	(26,786)
2/24/15	Argentine Peso 15,350,000	United States Dollar 1,467,776	Citibank NA	—	(44,716)	(44,716)
2/24/15	United States Dollar 2,155,172	Argentine Peso 25,000,000	Citibank NA	308,169	—	308,169
2/25/15	Argentine Peso 15,000,000	United States Dollar 1,433,212	Citibank NA	—	(43,730)	(43,730)
2/25/15	Argentine Peso 25,000,000	United States Dollar 2,396,013	Citibank NA	—	(65,557)	(65,557)
2/25/15	Argentine Peso 35,000,000	United States Dollar 3,370,570	Citibank NA	—	(75,628)	(75,628)
2/25/15	United States Dollar 6,493,506	Argentine Peso 75,000,000	Citibank NA	891,203	—	891,203
6/11/15	United States Dollar 1,136,370	Zambian Kwacha 8,483,000	Standard Chartered Bank	48,653	—	48,653
6/12/15	United States Dollar 704,853	Zambian Kwacha 5,156,000	Citibank NA	15,080	—	15,080
6/12/15	United States Dollar 467,186	Zambian Kwacha 3,328,700	Citibank NA	—	(2,399)	(2,399)
6/12/15	United States Dollar 1,141,362	Zambian Kwacha 8,027,200	Citibank NA	—	(20,523)	(20,523)
6/17/15	United States Dollar 1,128,242	Zambian Kwacha 8,310,000	Standard Chartered Bank	29,445	—	29,445
6/18/15	United States Dollar 1,547,170	Zambian Kwacha 11,320,600	Standard Chartered Bank	29,213	—	29,213
6/18/15	United States Dollar 659,699	Zambian Kwacha 4,810,000	Standard Chartered Bank	10,089	—	10,089
6/25/15	United States Dollar 2,195,851	Zambian Kwacha 15,612,500	Barclays Bank PLC	—	(28,723)	(28,723)

				$7,692,566	$(2,858,649)	$4,833,917

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
	Equity Futures
8/14	862 SGX CNX Nifty Index	Long	$13,485,030	$13,273,280	$(211,750)
9/14	120 TOPIX Index	Long	14,407,233	14,915,091	507,858

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
	Interest Rate Futures
3/16	1,884 CME 90-Day Eurodollar	Short	$(465,107,875)	$(464,523,750)	$584,125
9/14	73 Japan 10-Year Bond	Short	(102,888,446)	(103,554,756)	(666,310)
9/14	147 U.K. Gilt	Short	(27,374,256)	(27,468,564)	(94,308)
9/14	2,001 U.S. 5-Year Deliverable Interest Rate Swap	Short	(202,882,641)	(202,913,907)	(31,266)
9/14	134 U.S. 10-Year Deliverable Interest Rate Swap	Short	(13,864,813)	(14,023,938)	(159,125)

					$(70,776)

CME: Chicago Mercantile Exchange

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

U.K. Gilt: Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME		$4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(8,029)
CME		1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(4,690)
LCH.Clearnet	GBP	15,291	Receives	6-month GBP LIBOR	2.00	2/20/19	(55,004)
LCH.Clearnet	NZD	180,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	562,709
LCH.Clearnet	NZD	150,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	442,037
LCH.Clearnet	NZD	34,533	Pays	3-month NZD Bank Bill	4.16	5/21/17	(10,359)
LCH.Clearnet	NZD	45,000	Pays	3-month NZD Bank Bill	4.15	5/21/17	(16,213)
LCH.Clearnet	NZD	122,935	Pays	3-month NZD Bank Bill	4.16	5/21/17	(22,158)
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	(4,872,965)

							$(3,984,672)

GBP	-	British Pound Sterling

NZD	-	New Zealand Dollar

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX North America Investment Grade Index	ICE Clear Credit	$332,500	1.00%	6/20/19	$(6,591,369)	$4,339,243	$(2,252,126)

					$(6,591,369)	$4,339,243	$(2,252,126)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
JPMorgan Chase Bank	$5,954	TRY	12,681	3-month USD- LIBOR-BBA	10.76%	4/8/16	$405,829

							$405,829

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options and swaptions activity for the fiscal year to date ended July 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Notional Amount (000’s omitted)	Premiums Received
Outstanding, beginning of period	EUR	—	INR	3,044,748	$52,500	$2,742,181
Options written		18,417		2,515,696	—	1,137,586
Options expired		—		(5,560,444)	—	(903,593)

Outstanding, end of period	EUR	18,417	INR	—	$52,500	$2,976,174

EUR	-	Euro

INR	-	Indian Rupee

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$—	$(2,252,126)

Total		$—	$(2,252,126)

Equity Price	Futures contracts*	$507,858	$(211,750)

Total		$507,858	$(211,750)

Foreign Exchange	Currency options purchased	$3,200,665	$—
Foreign Exchange	Currency options written	—	(1,043,616)
Foreign Exchange	Forward foreign currency exchange contracts	7,692,566	(2,858,649)

Total		$10,893,231	$(3,902,265)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Cross-currency swaps	$405,829	$—
Interest Rate	Futures contracts*	584,125	(951,009)
Interest Rate	Interest rate swaps (centrally cleared)	1,004,746	(4,989,418)
Interest Rate	Interest rate swaptions purchased	706,178	—
Interest Rate	Interest rate swaptions written	—	(706,178)

Total		$2,700,878	$(6,646,605)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$477,200,295

Gross unrealized appreciation	$13,911,442
Gross unrealized depreciation	(8,266,913)

Net unrealized appreciation	$5,644,529

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$73,436,486	$—	$73,436,486
Collateralized Mortgage Obligations	—	165,985,266	—	165,985,266
Asset-Backed Securities	—	6,657,168	—	6,657,168
Commercial Mortgage-Backed Securities	—	20,875,373	—	20,875,373
Foreign Government Bonds	—	55,894,173	—	55,894,173
Closed-End Funds	38,858,874	—	—	38,858,874
Currency Put Options Purchased	—	3,200,665	—	3,200,665
Interest Rate Swaptions Purchased	—	706,178	—	706,178
Short-Term Investments -
Foreign Government Securities	—	54,924,086	—	54,924,086
U.S. Treasury Obligations	—	5,499,945	—	5,499,945
Other	—	56,806,610	—	56,806,610
Total Investments	$38,858,874	$443,985,950	$—	$482,844,824
Forward Foreign Currency Exchange Contracts	$—	$7,692,566	$—	$7,692,566
Futures Contracts	584,125	507,858	—	1,091,983
Swap Contracts	—	1,410,575	—	1,410,575
Total	$39,442,999	$453,596,949	$—	$493,039,948

Liability Description	Level 1	Level 2	Level 3	Total
Currency Put Options Written	$—	$(1,043,616)	$—	$(1,043,616)
Interest Rate Swaptions Written	—	(706,178)	—	(706,178)
Forward Foreign Currency Exchange Contracts	—	(2,858,649)	—	(2,858,649)
Futures Contracts	(951,009)	(211,750)	—	(1,162,759)
Swap Contracts	—	(11,580,787)	—	(11,580,787)
Total	$(951,009)	$(16,400,980)	$—	$(17,351,989)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014